CHAPTER 11 AND THE PLAN	12 Months Ended
Dec. 31, 2011
CHAPTER 11 AND THE PLAN
CHAPTER 11 AND THE PLAN

NOTE 2 CHAPTER 11 AND THE PLAN

        In April 2009, the Predecessor and certain of its domestic subsidiaries (the "Debtors") filed voluntary petitions for relief under Chapter 11 of Title 11 of the United States Code ("Chapter 11") in the bankruptcy court of the Southern District of New York (the "Bankruptcy Court").

        On October 21, 2010, the Bankruptcy Court entered an order confirming the Debtors' plan of reorganization (the "Plan"). Pursuant to the Plan, on the Effective Date, the Predecessor merged with a wholly-owned subsidiary of New GGP, Inc. and New GGP, Inc. was re-named General Growth Properties, Inc. Also pursuant to the Plan, prepetition creditor claims were satisfied in full and equity holders received newly issued common stock in New GGP, Inc. and in Howard Hughes Corporation ("HHC"), a newly formed company. After that distribution, HHC became a publicly-held company, majority-owned by the Predecessor's previous stockholders. GGP does not own any interest in HHC as of the Effective Date.

        The Plan was based on the agreements (collectively, as amended and restated, the "Investment Agreements") with REP Investments LLC, an affiliate of Brookfield Asset Management Inc. (the "Brookfield Investor"), an affiliate of Fairholme Funds, Inc. ("Fairholme") and an affiliate of Pershing Square Capital Management, L.P. ("Pershing Square" and together with the Brookfield Investor and Fairholme, the "Plan Sponsors"), pursuant to which the Predecessor would be divided into two companies, New GGP, Inc. and HHC, and the Plan Sponsors would invest in the Company's standalone emergence plan. In addition, the Predecessor entered into an investment agreement with Teachers Retirement System of Texas ("Texas Teachers") to purchase shares of GGP common stock at $10.25 per share. The Plan Sponsors also entered into an agreement with affiliates of the Blackstone Group ("Blackstone") whereby Blackstone subscribed for equity in New GGP, Inc. and agreed to purchase shares of GGP common stock at $10.00 per share and also invest in HHC.

        Pursuant to the Investment Agreements, the Plan Sponsors and Blackstone purchased on the Effective Date $6.3 billion of New GGP, Inc. common stock at $10.00 per share and $250.0 million of HHC common stock at $47.61904 per share. Also, pursuant to the Investment Agreement with Pershing Square, 35 million shares (representing $350 million of Pershing Square's equity capital commitment) were designated as "put shares". The payment for these 35 million shares was fulfilled on the Effective Date by the payment of cash at closing in exchange for unsecured notes to Pershing Square which were scheduled to be payable six months from the Effective Date (the "Pershing Square Bridge Notes). The Pershing Square Bridge Notes were pre-payable at any time without premium or penalty. In addition, we had the right (the "put right") to sell up to 35 million shares of common stock, subject to reduction as provided in the Investment Agreement, to Pershing Square at $10.00 per share (adjusted for dividends) within six months following the Effective Date to fund the repayment of the Pershing Square Bridge Notes to the extent that they had not already been repaid. In connection with our reserving shares for repurchase after the Effective Date, we paid to Fairholme and/or Pershing Square, as applicable, in cash on the Effective Date, an amount equal to approximately $38.75 million. No fee was required to be paid to Texas Teachers. In addition, pursuant to agreement, the Texas Teachers purchased on the Effective Date $500 million of New GGP, Inc. common stock at $10.25 per share.

        Pursuant to the terms of the Investment Agreements, the Plan Sponsors and Blackstone were issued warrants (the "Warrants"), which included eight million warrants to purchase common stock of HHC at an exercise price of $50.00 per share and 120 million warrants to purchase common stock of GGP (Note 9).

        Pursuant to the Plan, each holder of a share of Predecessor common stock received on the Effective Date a distribution of 0.098344 of a share of common stock of HHC. Following the distribution of the shares of HHC common stock, each existing share of common stock converted into and represented the right to receive one share of GGP common stock. No fractional shares of HHC or GGP, Inc. were issued (i.e., the number of shares issued to each record holder was "rounded down"). Following these transactions, the Predecessor common stock ceased to exist.

        After the transactions on the Effective Date, the Plan Sponsors, Blackstone (as it exercised its subscription rights described above) and Texas Teachers owned a majority of the outstanding common stock of GGP. The Predecessor common stockholders held approximately 317 million shares of GGP common stock at the Effective Date; whereas, the Plan Sponsors, Blackstone and Texas Teachers held approximately 644 million shares of GGP common stock on such date.

        The Investment Agreements with Fairholme and Pershing Square permitted us to repurchase (within 45 days of the Effective Date) up to 155 million shares in the aggregate issued to those investors at a price of $10.00 per share. We had a similar right for up to 24.4 million shares issued to Texas Teachers at a price of $10.25 per share (the "Clawback"). In November 2010, we sold an aggregate of approximately 154.9 million common shares to the public at $14.75 per share and repurchased an equal number of shares from Fairholme and Pershing as permitted under the Clawback and repaid the Pershing Square Bridge Notes in full, including accrued interest. We also used a portion of the offering proceeds after such repurchase to repurchase approximately 24.4 million shares from Texas Teachers, also as permitted under the Clawback.